Pensions - Changes in value of net pension assets/(liability) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Pensions
Balance at beginning of year	£ 110	£ 102
Currency translation and other adjustments	11
Net interest expense	8
Current service cost	(85)
Past service cost	(14)
Loss on curtailments and settlements	(2)
Income statement - operating expenses	(93)	(86)
Return on plan assets excluding recognised interest income	(1,305)
Experience gains and losses	(176)
Effect of changes in actuarial financial assumptions	1,001
Effect of changes in actuarial demographic assumptions	(91)
Asset ceiling adjustments	602
Other comprehensive income	(31)	166
Contributions by employer	93	250
Benefits paid	4	10
Balance at end of year	156	110
Main Pension Scheme
Pensions
Net interest expense	1
Current service cost	(59)
Past service cost	(1)
Income statement - operating expenses	(59)	(71)
Return on plan assets excluding recognised interest income	(1,107)
Experience gains and losses	(165)
Effect of changes in actuarial financial assumptions	823
Effect of changes in actuarial demographic assumptions	(108)
Asset ceiling adjustments	565
Other comprehensive income	(8)	134
Contributions by employer	51	205
Contributions expected to be paid to plan in 2026	40
Fair value of plan assets
Pensions
Balance at beginning of year	32,757	37,111
Currency translation and other adjustments	34	(5)
Net interest expense	1,755
Income statement - operating expenses	1,755	1,737
Return on plan assets excluding recognised interest income	(1,305)
Other comprehensive income	1,305	4,860
Contributions by employer	93	250
Contributions by plan participants and other scheme members	10	11
Assets/liabilities extinguished upon settlement	(55)	(42)
Benefits paid	(1,444)	(1,445)
Balance at end of year	31,845	32,757
Fair value of plan assets | Main Pension Scheme
Pensions
Balance at beginning of year	29,546	33,638
Net interest expense	1,606
Income statement - operating expenses	1,606	1,589
Return on plan assets excluding recognised interest income	(1,107)
Other comprehensive income	1,107	4,612
Contributions by employer	51	205
Contributions by plan participants and other scheme members	7	7
Benefits paid	(1,292)	(1,281)
Balance at end of year	28,811	29,546
Present value of defined benefit obligation
Pensions
Balance at beginning of year	(27,287)	(29,592)
Currency translation and other adjustments	(11)	9
Net interest expense	(1,453)
Current service cost	(85)
Past service cost	(14)
Loss on curtailments and settlements	(2)
Income statement - operating expenses	(1,554)	(1,468)
Experience gains and losses	(176)
Effect of changes in actuarial financial assumptions	1,001
Effect of changes in actuarial demographic assumptions	(91)
Other comprehensive income	(734)	(2,278)
Contributions by plan participants and other scheme members	(10)	(11)
Assets/liabilities extinguished upon settlement	55	42
Benefits paid	1,448	1,455
Balance at end of year	(26,625)	(27,287)
Present value of defined benefit obligation | Main Pension Scheme
Pensions
Balance at beginning of year	(24,461)	(26,534)
Net interest expense	(1,323)
Current service cost	(59)
Past service cost	(1)
Income statement - operating expenses	(1,383)	(1,319)
Experience gains and losses	(165)
Effect of changes in actuarial financial assumptions	823
Effect of changes in actuarial demographic assumptions	(108)
Other comprehensive income	(550)	(2,118)
Contributions by plan participants and other scheme members	(7)	(7)
Benefits paid	1,292	1,281
Balance at end of year	(24,009)	(24,461)
Asset ceiling/minimum funding
Pensions
Balance at beginning of year	(5,360)	(7,417)
Currency translation and other adjustments	(12)	(4)
Net interest expense	(294)
Income statement - operating expenses	(294)	(355)
Asset ceiling adjustments	602
Other comprehensive income	(602)	(2,416)
Balance at end of year	(5,064)	(5,360)
Asset ceiling/minimum funding | Main Pension Scheme
Pensions
Balance at beginning of year	(5,085)	(7,104)
Net interest expense	(282)
Income statement - operating expenses	(282)	(341)
Asset ceiling adjustments	565
Other comprehensive income	(565)	(2,360)
Balance at end of year	£ (4,802)	£ (5,085)